Goodwill and Other Intangible Assets (Q2) (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Rollforward of Goodwill
The following is a rollforward of the Company’s goodwill by segment ($ in millions):

	Water Quality	Product Quality & Innovation	Total
Balance, January 1, 2022	$1,315	$1,187	$ 2,502
Attributable to 2022 acquisitions	—	38	38
Adjustments due to finalization of purchase price allocations	—	1	1
Foreign currency translation and other	(38)	(27)	(65)
Balance, December 31, 2022	1,277	1,199	2,476
Adjustments due to finalization of purchase price allocations	—	2	2
Foreign currency translation and other	28	27	55
Balance, December 31, 2023	$1,305	$1,228	$2,533

Goodwill by Segment
The following is a rollforward of the Company’s goodwill by segment ($ in millions):

	Water Quality	Product Quality & Innovation	Total
Balance, January 1, 2022	$1,315	$1,187	$ 2,502
Attributable to 2022 acquisitions	—	38	38
Adjustments due to finalization of purchase price allocations	—	1	1
Foreign currency translation and other	(38)	(27)	(65)
Balance, December 31, 2022	1,277	1,199	2,476
Adjustments due to finalization of purchase price allocations	—	2	2
Foreign currency translation and other	28	27	55
Balance, December 31, 2023	$1,305	$1,228	$2,533